Changes in the actuarial liabilities recognized in the statement of financial position: (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020		$ 16,069		$ 26,494
Recognized in the Statement of Income		638		(1,415)
Service cost		(1)		1,260
Present value of obligation		(763)
Plan assets transferred to PP-3		518
Sponsor contribution for PP-3		244
Current service cost		108
Net interest		508
Obligations with contribution for the revision of the lump sum death benefit		23		414
Recognized in Equity - other comprehensive income		(1,719)		(2,415)
Remeasurement effects recognized in other comprehensive income		(1,719)		(2,415)
Cash effects		(1,663)		(1,048)
Contributions paid		(334)		(644)
Cumulative Translation Adjustment		(443)		13
Payments related to Term of financial commitment (TFC)		(886)		(404)
Other changes		574		(5,974)
Others		(1)		2
Cumulative Translation Adjustment		575		(5,976)
Total obligation for pension and medical benefits as of December 31, 2020		13,899		16,069
Costs incurred in the period				(2,675)
Balance of actuarial liability as of December 31,				15,642
Petros Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020	[1]	7,524	[2]	10,231
Recognized in the Statement of Income		248	[2]	84	[1]
Service cost		(1)	[2]	382	[1]
Present value of obligation	[2]	(730)
Plan assets transferred to PP-3	[2]	496
Sponsor contribution for PP-3	[2]	233
Current service cost	[2]	5
Net interest	[2]	226
Obligations with contribution for the revision of the lump sum death benefit		18	[2]	315	[1]
Recognized in Equity - other comprehensive income		(1,369)	[2]	(344)	[1]
Remeasurement effects recognized in other comprehensive income		(1,369)	[2]	(344)	[1]
Cash effects		(965)	[2]	(474)	[1]
Contributions paid		(134)	[2]	(255)	[1]
Cumulative Translation Adjustment		(341)	[2]	12	[1]
Payments related to Term of financial commitment (TFC)		(490)	[2]	(219)	[1]
Other changes		255	[2]	(2,300)	[1]
Others			[2]		[1]
Cumulative Translation Adjustment		255	[2]	(2,300)	[1]
Total obligation for pension and medical benefits as of December 31, 2020	[2]	5,693		7,524	[1]
Costs incurred in the period	[1]			(298)
Balance of actuarial liability as of December 31,	[1]			7,197
Petros Non-renegotiated [member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020	[1]	2,696	[2]	3,264
Recognized in the Statement of Income		87	[2]	40	[1]
Service cost			[2]	133	[1]
Present value of obligation	[2]	(33)
Plan assets transferred to PP-3	[2]	22
Sponsor contribution for PP-3	[2]	11
Current service cost	[2]
Net interest	[2]	82
Obligations with contribution for the revision of the lump sum death benefit		5	[2]	99	[1]
Recognized in Equity - other comprehensive income		(352)	[2]	285	[1]
Remeasurement effects recognized in other comprehensive income		(352)	[2]	285	[1]
Cash effects		(539)	[2]	(265)	[1]
Contributions paid		(41)	[2]	(80)	[1]
Cumulative Translation Adjustment		(102)	[2]	(1)	[1]
Payments related to Term of financial commitment (TFC)		(396)	[2]	(185)	[1]
Other changes		82	[2]	(726)	[1]
Others			[2]		[1]
Cumulative Translation Adjustment		82	[2]	(726)	[1]
Total obligation for pension and medical benefits as of December 31, 2020	[2]	1,974		2,696	[1]
Costs incurred in the period	[1]			(93)
Balance of actuarial liability as of December 31,	[1]			2,598
Pension plans petros [member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020		477		989
Recognized in the Statement of Income		37		131
Service cost				67
Present value of obligation
Plan assets transferred to PP-3
Sponsor contribution for PP-3
Current service cost		20
Net interest		17
Obligations with contribution for the revision of the lump sum death benefit
Recognized in Equity - other comprehensive income				(391)
Remeasurement effects recognized in other comprehensive income				(391)
Cash effects
Contributions paid
Cumulative Translation Adjustment
Payments related to Term of financial commitment (TFC)
Other changes		21		(252)
Others
Cumulative Translation Adjustment		21		(252)
Total obligation for pension and medical benefits as of December 31, 2020		535		477
Costs incurred in the period				64
Balance of actuarial liability as of December 31,				477
Other plans [member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020		5,356		11,986
Recognized in the Statement of Income		265		(1,672)
Service cost				676
Present value of obligation
Plan assets transferred to PP-3
Sponsor contribution for PP-3
Current service cost		83
Net interest		182
Obligations with contribution for the revision of the lump sum death benefit
Recognized in Equity - other comprehensive income				(1,957)
Remeasurement effects recognized in other comprehensive income				(1,957)
Cash effects		(159)		(308)
Contributions paid		(159)		(308)
Cumulative Translation Adjustment
Payments related to Term of financial commitment (TFC)
Other changes		220		(2,693)
Others
Cumulative Translation Adjustment		220		(2,693)
Total obligation for pension and medical benefits as of December 31, 2020		5,682		5,356
Costs incurred in the period				(2,348)
Balance of actuarial liability as of December 31,				5,356
Health Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020		16		24
Recognized in the Statement of Income		1		2
Service cost				2
Present value of obligation
Plan assets transferred to PP-3
Sponsor contribution for PP-3
Current service cost
Net interest		1
Obligations with contribution for the revision of the lump sum death benefit
Recognized in Equity - other comprehensive income		2		(8)
Remeasurement effects recognized in other comprehensive income		2		(8)
Cash effects				(1)
Contributions paid				(1)
Cumulative Translation Adjustment				2
Payments related to Term of financial commitment (TFC)
Other changes		(4)		(3)
Others		(1)		2
Cumulative Translation Adjustment		(3)		(5)
Total obligation for pension and medical benefits as of December 31, 2020		$ 15		16
Costs incurred in the period
Balance of actuarial liability as of December 31,				$ 14

[1]	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.
[2]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.